INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2025
INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS
Schedule of segment's profits and losses

	Year ended December 31,
	2023	2024	2025
Revenues:
Nebius	9.6	68.3	480.3
Avride	—	0.3	1.3
TripleTen	8.2	28.8	54.1
Total segment revenues	17.8	97.4	535.7
Eliminations	(8.0)	(5.9)	(5.9)
Total revenues	9.8	91.5	529.8
Adjusted EBITDA:
Nebius	(134.1)	(128.5)	59.0
Avride	(69.6)	(67.0)	(82.7)
TripleTen	(37.0)	(30.8)	(41.2)
Total segment adjusted EBITDA loss	(240.7)	(226.3)	(64.9)
Significant segment expenses:
Nebius:
Employee compensation expenses	107.1	136.3	195.0
Corporate Functions Expenses (excl. personnel costs)	17.2	24.4	71.9
Other costs and expenses	19.4	36.1	154.4
Total Nebius costs and expenses	143.7	196.8	421.3
Avride:
Employee compensation expenses	48.1	46.9	53.6
Other costs and expenses	21.5	20.4	30.4
Total Avride costs and expenses	69.6	67.3	84.0
TripleTen:
Employee compensation expenses	21.6	26.4	38.2
Other costs and expenses	23.6	33.2	57.1
Total TripleTen costs and expenses	45.2	59.6	95.3

Schedule of reconciliation between adjusted operating income and net income

	2023	2024	2025
Total segment adjusted EBITDA loss	(240.7)	(226.3)	(64.9)
Depreciation and amortization	(29.3)	(77.1)	(417.9)
Certain SBC expense	(12.9)	(44.1)	(83.2)
One-off restructuring and other expenses	(2.8)	(52.1)	(45.7)
Interest income	3.3	63.6	31.8
Interest expense	—	—	(61.5)
Income / (loss) from equity method investments	(10.9)	0.4	(24.3)
Gain from revaluation of investment in equity securities	—	—	598.9
Other income / (loss), net	(3.7)	(17.4)	80.6
Net income / (loss) before income taxes	(297.0)	(353.0)	13.8

Schedule of long lived assets by geographic area

	2024	2025
Long-lived assets:
United States	71.0	2,994.0
The Netherlands	764.5	2,558.8
Israel	3.4	281.7
Finland	52.3	253.6
Rest of the world	5.2	403.7
Total long-lived assets	896.4	6,491.8

Schedule of revenue by geographic region

	2023	2024	2025
Revenue
United States	5.4	41.1	340.1
United Kingdom	—	25.0	137.5
Rest of the world	4.4	25.4	52.2
Total revenue	9.8	91.5	529.8